Rule 497(e)

File No. 333-146827

Innovator ETFs Trust

(the “Trust”)

Supplement to the Statement of Additional Information (“SAI”)
for each series listed in Appendix A (each a “Fund”)

Dated March 4, 2022

Effective immediately, each Fund’s SAI is amended to include the below text immediately after the “Market Risk” in the “Investment Strategies and Risks” section:

Additional Market Disruption Risk. In late February 2022, Russia launched a large scale military attack on Ukraine. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the West, including the U.S. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia. Such sanctions included, among other things, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; a commitment by certain countries and the European Union to remove selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. Additional sanctions may be imposed in the future. Such sanctions (and any future sanctions) and other actions against Russia may adversely impact, among other things, the Russian economy and various sectors of the economy, including but not limited to, financials, energy, metals and mining, engineering and defense and defense-related materials sectors; result in a decline in the value and liquidity, and limit the ability for price discovery of, Russian securities; result in boycotts, tariffs, and purchasing and financing restrictions on Russia’s government, companies and certain individuals; weaken the value of the ruble; downgrade the country’s credit rating; freeze Russian securities and/or funds invested in prohibited assets and impair the ability to trade in Russian securities and/or other assets; and have other adverse consequences on the Russian government, economy, companies and region. Further, several large corporations and U.S. states have announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses.

The ramifications of the hostilities and sanctions, however, may not be limited to Russia and Russian companies but may spill over to and negatively impact other regional and global economic markets of the World (including Europe and the United States), companies in other countries (particularly those that have done business with Russia) and on various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the actions discussed above and the potential for a wider conflict could increase financial market volatility, cause severe negative effects on regional and global economic markets, industries, and companies and have a negative effect on a Fund’s investments and performance beyond any direct exposure to Russian issuers or those of adjoining geographic regions. In addition, Russia may take retaliatory actions and other countermeasures, including cyberattacks and espionage against other countries and companies in the World, which may negatively impact such countries and the companies in which the Fund invests. Accordingly, there may be heightened risk of cyberattacks which may result in, among other things, disruptions in the functioning and operations of industries or companies around the World, including in the United States and Europe.

The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on Fund performance and the value of an investment in the Fund.

Please Keep This Supplement With Your Statement of
Additional Information For Future Reference

Appendix A

Statement of Additional Information, dated January 3, 2022, for:

Innovator Growth Accelerated Plus ETF™ – January

Statement of Additional Information, dated January 3, 2022, for:

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – January

Statement of Additional Information, dated January 3, 2022, for:

Innovator U.S. Equity Accelerated ETF™ – January

Statement of Additional Information, dated January 3, 2022, for:

Innovator U.S. Equity Accelerated Plus ETF™ – January

Statement of Additional Information, dated February 8, 2022, for:

Innovator Laddered Allocation Buffer ETF™

Statement of Additional Information, dated February 28, 2022, for:

Innovator IBD® 50 ETF

Innovator IBD® Breakout Opportunities ETF

Innovator Laddered Allocation Power Buffer ETF™

Innovator Loup Frontier Tech ETF

Innovator S&P Investment Grade Preferred ETF

Statement of Additional Information, dated February 28, 2022, for:

Innovator Growth Accelerated Plus ETF™ – April

Innovator Growth Accelerated Plus ETF™ – July

Innovator Growth Accelerated Plus ETF™ – October

Innovator Growth Accelerated ETF™ – Quarterly

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – April

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – July

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – October

Innovator U.S. Equity Accelerated ETF™ – April

Innovator U.S. Equity Accelerated ETF™ – July

Innovator U.S. Equity Accelerated ETF™ – October

Innovator U.S. Equity Accelerated ETF™ – Quarterly

Innovator U.S. Equity Accelerated Plus ETF™ – April

Innovator U.S. Equity Accelerated Plus ETF™ – July

Innovator U.S. Equity Accelerated Plus ETF™ – October

Statement of Additional Information, dated February 28, 2022, for:

Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July

Innovator 20+ Year Treasury Bond 5 Floor ETF™ – Quarterly

Innovator Defined Wealth Shield ETF

Innovator Double Stacker 9 Buffer ETF™ – January

Innovator Double Stacker 9 Buffer ETF™ – October

Innovator Double Stacker ETF™ – January

Innovator Double Stacker ETF™ – October

Innovator Triple Stacker ETF™ – January

Innovator Triple Stacker ETF™ – October

Statement of Additional Information, dated February 28, 2022, for:

Innovator Emerging Markets Power Buffer ETF™ – January

Innovator Emerging Markets Power Buffer ETF™ – April

Innovator Emerging Markets Power Buffer ETF™ – July

Innovator Emerging Markets Power Buffer ETF™ – October

Innovator Growth-100 Power Buffer ETF™ – January

Innovator Growth-100 Power Buffer ETF™ – April

Innovator Growth-100 Power Buffer ETF™ – July

Innovator Growth-100 Power Buffer ETF™ – October

Innovator International Developed Power Buffer ETF™ – January

Innovator International Developed Power Buffer ETF™ – April

Innovator International Developed Power Buffer ETF™ – July

Innovator International Developed Power Buffer ETF™ – October

Innovator U.S. Small Cap Power Buffer ETF™ – January

Innovator U.S. Small Cap Power Buffer ETF™ – April

Innovator U.S. Small Cap Power Buffer ETF™ – July

Innovator U.S. Small Cap Power Buffer ETF™ – October

Statement of Additional Information, dated March 1, 2022, for:

Innovator U.S. Equity Buffer ETF™ – January

Innovator U.S. Equity Buffer ETF™ – February

Innovator U.S. Equity Buffer ETF™ – March

Innovator U.S. Equity Buffer ETF™ – April

Innovator U.S. Equity Buffer ETF™ – May

Innovator U.S. Equity Buffer ETF™ – June

Innovator U.S. Equity Buffer ETF™ – July

Innovator U.S. Equity Buffer ETF™ – August

Innovator U.S. Equity Buffer ETF™ – September

Innovator U.S. Equity Buffer ETF™ – October

Innovator U.S. Equity Buffer ETF™ – November

Innovator U.S. Equity Buffer ETF™ – December

Innovator U.S. Equity Power Buffer ETF™ – January

Innovator U.S. Equity Power Buffer ETF™ – February

Innovator U.S. Equity Power Buffer ETF™ – March

Innovator U.S. Equity Power Buffer ETF™ – April

Innovator U.S. Equity Power Buffer ETF™ – May

Innovator U.S. Equity Power Buffer ETF™ – June

Innovator U.S. Equity Power Buffer ETF™ – July

Innovator U.S. Equity Power Buffer ETF™ – August

Innovator U.S. Equity Power Buffer ETF™ – September

Innovator U.S. Equity Power Buffer ETF™ – October

Innovator U.S. Equity Power Buffer ETF™ – November

Innovator U.S. Equity Power Buffer ETF™ – December

Innovator U.S. Equity Ultra Buffer ETF™ – January

Innovator U.S. Equity Ultra Buffer ETF™ – February

Innovator U.S. Equity Ultra Buffer ETF™ – March

Innovator U.S. Equity Ultra Buffer ETF™ – April

Innovator U.S. Equity Ultra Buffer ETF™ – May

Innovator U.S. Equity Ultra Buffer ETF™ – June

Innovator U.S. Equity Ultra Buffer ETF™ – July

Innovator U.S. Equity Ultra Buffer ETF™ – August

Innovator U.S. Equity Ultra Buffer ETF™ – September

Innovator U.S. Equity Ultra Buffer ETF™ – October

Innovator U.S. Equity Ultra Buffer ETF™ – November

Innovator U.S. Equity Ultra Buffer ETF™ – December